Accounts Receivable Disclosure	12 Months Ended
Dec. 31, 2014
Notes
Accounts Receivable Disclosure

NOTE 3 - ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,	December 31,
	2014	2013

Due from customers	$93,643	$182,663
Less allowance for bad debts	(11,250)	(10,967)
Total accounts receivable, net	$82,393	$171,696